Commitments & Contingencies - Additional Information (Detail) - USD ($)					12 Months Ended
	Aug. 06, 2021	Aug. 03, 2021	Jul. 29, 2021	Jul. 26, 2021	Dec. 31, 2022	Jul. 14, 2021
NonRisk Incentive Private Shares [Member] | Maximum [Member] | Sponsor [Member]
Percentage of ownership shares through initial Business Combination						10.00%
Risk Incentive Private Shares [Member] | Minimum [Member] | Sponsor [Member]
Percentage of ownership shares through initial Business Combination						10.00%
Over-Allotment Option [Member] | Underwriting Agreement [Member]
Stock shares issued during the period shares				2,250,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period		444,103
Stock Issued During Period, Value, Stock Options Exercised		$ 4,441,030
Cash underwriting discount percent	2.00%		2.00%
Payment of underwriting discount	$ 88,820		$ 3,000,000
Deferred underwriting fee percent					3.50%
Deferred underwriting commission					$ 5,405,436